Organization and Business Description (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 30, 2024	Oct. 12, 2022	Oct. 11, 2022	Apr. 28, 2022	Feb. 25, 2021	Feb. 10, 2021	Nov. 21, 2017
Organization and Business Description [Line Items]
Incorporation date		Oct. 11, 2022
Net revenue (in Dollars)		$ 128,932,647	$ 148,999,819	$ 145,256,256
Offering cost (in Dollars)		$ 3,472,759
Additional paid in capital (in Dollars)			$ 472,631
Maintained minimum per shares (in Dollars per share)					$ 1
Ordinary per shares (in Dollars per share)		$ 1
HMAC [Member]
Organization and Business Description [Line Items]
Additional paid in capital (in Dollars)		$ 472,631
Consideration (in Dollars)
Ableview BVI [Member]
Organization and Business Description [Line Items]
Equity interest percentage										100.00%
Able View Global and Merger Sub [Member]
Organization and Business Description [Line Items]
Equity interest percentage						100.00%	100.00%
Ableview Brands Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage									100.00%
Weitong [Member]
Organization and Business Description [Line Items]
Equity interest percentage											100.00%
Ableview Cayman [Member]
Organization and Business Description [Line Items]
Equity interest percentage								100.00%
Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Issued and outstanding securities exchange for ordinary shares		24,871,433
Shares issued	[1]	24,871,433	24,871,433
Shares outstanding	[1]	24,871,433	24,871,433
Class A Ordinary Shares [Member] | Business Combination [Member]
Organization and Business Description [Line Items]
Shares issued		24,871,433
Shares outstanding		24,871,433
Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Issued and outstanding securities exchange for ordinary shares		17,487,800
Additional shares		1,600,000	1,600,000
Net revenue (in Dollars)		$ 200,000,000
Shares issued	[1]	24,518,489	17,247,383
Shares outstanding	[1]	24,518,489	17,247,383
Class B Ordinary Shares [Member] | Business Combination [Member]
Organization and Business Description [Line Items]
Net revenue (in Dollars)			$ 170,000,000
Shares issued		17,487,800
Shares outstanding		17,487,800
Net Revenue [Member]
Organization and Business Description [Line Items]
Net revenue (in Dollars)			$ 170,000,000

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)